UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014

13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (858) 259-3440

Signature, Place and Date of Signing:

  /s/ Jeffrey Feinberg             Del Mar, California         August 15, 2005
------------------------         ----------------------        ---------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   77

Form 13F Information Table Value Total:  $398,122
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.  28-10801                       JLF Offshore Fund, Ltd.
    -----------------------        --------------------------

FORM 13F INFORMATION TABLE
JLF ASSET MANAGEMENT LLC
FORM 13F
March 31, 2005

COLUMN 1                                 COLUMN  2    COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8

                                          TITLE                  VALUE     SHRS OR   SH/ PUT/   INVESTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                            OF CLASS   CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETN  MGRS  SOLE    SHARED  NONE
--------------                            --------   -----      --------   -------   --- ----   --------  ----  ----    ------  ----
24-7 MEDIA INC                            COMMON     901314203   1383       338045                               338045  0      0
ABERCROMBIE & FITCH CO                    CL A       002896207  30029       437100                               437100  0      0
AEROPOSTALE INC                           COMMON     007865108   2050        61000                                61000  0      0
ALEXANDERS INC                            COMMON     014752109   1468         5900                                 5900  0      0
ALLEGHENY TECHNOLOGIES INC                COMMON     01741R102  19040       863100                               863100  0      0
AMERADA HESS CORP                         COMMON     023551104   1438        13500                                13500  0      0
AMERICAN EAGLE OUTFITERS                  COMMON     02553E106  10615       346428                               346428  0      0
ATLAS AIR WORLDWIDE HOLDINGS              COMMON     049164205  20646       635260                               635260  0      0
BENIHANA INC                              CL A       082047200    810        56500                                56500  0      0
BLACK & DECKER CORP                       COMMON     091797100   1617        18000                                18000  0      0
BON TON STORES INC                        COMMON     09776J101   1324        68400                                68400  0      0
BROWN SHOE COMPANY INC                    COMMON     115736100   2294        58600                                58600  0      0
CANDIES INC                               COMMON     137409108   7834      1176212                              1176212  0      0
CMET FINANCE HOLDINGS, INC                COMMON     189758105   2300        23000                                23000  0      0
CACHE INC                                 COMMON     127150308   5812       349676                               349676  0      0
CAREER EDUCATION CORPORATION              COMMON     141665109   2640        72100                                72100  0      0
CHARDAN CHINA AQUISITION GROUP            COMMON     159569102   5029       559400                               559400  0      0
CITI TRENDS INC                           COMMON     17306X102    656        36300                                36300  0      0
CLARUS CORP                               COMMON     182707109   1248       151236                               151236  0      0
COMERCIAL CAPITAL BANCORP                 COMMON     20162L105   4400       263300                               263300  0      0
COMSTOCK HOMEBUILDING COMPANIES INC       CL A       205684103   2173        89700                                89700  0      0
COMTECH GROUP INC                         NEW        205821200   1991       336802                               336802  0      0
CYGNE DESIGNS INC                         COMMON     232556100   2639       703657                               703657  0      0
DICK'S SPORTING GOODS INC                 COMMON     253393102   2663        69000                                69000  0      0
DRESS BARN INC                            COMMON     261570105  11921       526764                               526764  0      0
EZCORP INC                                CL A       302301106    258        24000                                24000  0      0
EMRISE CORP                               COMMON     29246J101   4300      3613100                              3613100  0      0
EQUATOR EXPLORATION                       COMMON     9EQ0QTKP5   9163      3081483                              3081483  0      0
FLOW INTERNATIONAL CORP                   COMMON     343468104  25771      4033000                              4033000  0      0
FOSSIL INC                                COMMON     349882100   1771        78000                                78000  0      0
GENESCO INC                               COMMON     371532102  11246       303200                               303200  0      0
GENIUS PRODUCTS INC                       COMMON     37229R206   5804      2699534                              2699534  0      0
GEVITY HR INC                             COMMON     374393106   1178        58800                                58800  0      0
GILDAN ACTIVEWEAR INC                     COMMON     375916103   3249       123300                               123300  0      0
HERBALIFE LTD                             COMMON     G4412G101   4480       207300                               207300  0      0
HOMESTORE.COM INC                         COMMON     437852106    168        83000                                83000  0      0
IC ISAACS AND COMPANY                     COMMON     464192103   4994       852300                               852300  0      0
INPHONIC INC                              COMMON     45772G105  11644       763548                               763548  0      0
JARDEN CORP                               COMMON     471109108   1078        20000                                20000  0      0
KOHLS CORP                                COMMON     500255104   8135       145500                               145500  0      0
LIONBRIDGE TECHNOLOGIES INC               COMMON     536252109   1715       253000                               253000  0      0
MDC HOLDINGS INC                          COMMON     552676108   2599        31600                                31600  0      0
MEDICAL PROPERTIES INC                    COMMON     58463J106  19198      1745300                              1745300  0      0
MERITAGE CORP                             COMMON     59001A102   1749        22000                                22000  0      0
NANO-PROPRIETARY INC                      COMMON     63007X108  13657      6207750                              6207750  0      0
NESS TECHNOLOGIES INC                     COMMON     64104X108   2419       227800                               227800  0      0
NEW YORK AND CO                           COMMON     649295102    211        10000                                10000  0      0
OCCIDENTAL PETROLEUM CORP                 COMMON     674599105    215         2800                                 2800  0      0
OFFICE DEPOT INC                          COMMON     676220106   4043       177000                               177000  0      0
ONETRAVEL HOLDINGS INC                    COMMON     68275A102     78       129350                               129350  0      0
OXFORD INDUSTRIES INC                     COMMON     691497309    491        11400                                11400  0      0
PACIFIC SUNWEAR OF CALIFORNIA             COMMON     694873100   3816       166000                               166000  0      0
PENNEY JC INC                             COMMON     708160106   1956        37200                                37200  0      0
PICO HOLDINGS INC                         COMMON     693366205  12020       403900                               403900  0      0
POLARIS INDUSTRIES INC                    COMMON     731068102   2819        52200                                52200  0      0
PSYCHEMEDICS CORP                         COM NEW    744375205   2897       222500                               222500  0      0
RC2 CORPORATION                           COMMON     749388104   5739       152750                               152750  0      0
RADVISION INC                             ORD        M81869105   6423       483314                               483314  0      0
RETAIL VENTURES INC                       COMMON     76128Y102    438        32100                                32100  0      0
ROCKY SHOES & BOOTS INC                   COMMON     774830103   6013       192433                               192433  0      0
ROSS STORES INC                           COMMON     778296103   1590        55000                                55000  0      0
SERVICES ACQUISITION CORP INTERNATIONAL   COMMON     817628209   5000       625000                               625000  0      0
SKETCHERS USA INC                         CL A       830566105    717        50300                                50300  0      0
SPORTSMAN GUIDE INC                       COMMON     848907200    805        43000                                43000  0      0
SUNCOR ENERGY INC                         COMMON     867229106    733        15500                                15500  0      0
TJX COMPANIES INC                         COMMON     872540109   3092       127000                               127000  0      0
TALBOTS INC                               COMMON     874161102  17904       551400                               551400  0      0
TRUE RELIGION APPAREL INC                 COMMON     89784N104  16059      1172200                              1172200  0      0
USEC INC                                  COMMON     90333E108   3660       250000                               250000  0      0
VOLCOM INC                                COMMON     92864N101   3105       116000                               116000  0      0
WPT ENTERPRISES INC                       COMMON     98211W108   1929        98953                                98953  0      0
WATCHGUARD TECHNOLOGIES INC               COMMON     941105108   1214       309600                               309600  0      0
WEATHERFORD INTERNATIONAL INC             COMMON     G95089101   1334        23000                                23000  0      0
WEBSIDESTORY INC                          COMMON     947685103   3003       204840                               204840  0      0
WET SEAL INC                              COMMON     961840105   2542       373300                               373300  0      0
WORLD HEALTH ALTERNATIVES INC             COMMON     98147T104   3707      1015600                              1015600  0      0
IBASIS INC                                COMMON     450732102   5973      2196000                              2196000  0      0


02717.0005 #591753